Thrivent Series Fund, Inc.

Supplement to Prospectus dated April 29, 2005

Regarding Thrivent Aggressive Allocation Portfolio

Thrivent Moderately Aggressive Allocation Portfolio

Thrivent Moderate Allocation Portfolio and

Thrivent Moderately Conservative Allocation Portfolio

The following changes are made to your prospectus effective February 28, 2006:

1. The table on page 4 with respect to the Baseline Target Allocation and the Allocation Range for Thrivent Aggressive Allocation Portfolio is revised to state the following:

Broad Asset Category	Baseline Target Allocation	Allocation Range
Equity Securities (including Real Estate Investments)	91%	75-100%
Debt Securities	7%	0-20%
Cash and Other Short-Term Instruments	2%	0-5%

The Portfolio’s baseline target weightings within sub-classes of the broad asset categories have also changed as follows:

Equity Securities (91%)	Target Weightings
Small Cap	22%
Thrivent Partner Small Cap Value Portfolio	7%
Thrivent Small Cap Stock Portfolio	8%
Thrivent Partner Small Cap Growth Portfolio	7%
Mid Cap	16%
Thrivent Partner Mid Cap Value Portfolio	5%
Thrivent Mid Cap Stock Portfolio	6%
Thrivent Mid Cap Growth Portfolio	5%
Large Cap	31%
Thrivent Large Cap Value Portfolio	9%
Thrivent Large Cap Stock Portfolio	5%
Thrivent Large Cap Growth Portfolio	17%
International	22%
Thrivent Partner International Stock Portfolio	22%
Real Estate	0%
Thrivent Real Estate Securities Portfolio	0%

Debt Securities (7%)
High Yield Bonds	3%
Thrivent High Yield Portfolio	3%
Intermediate/Long-Term Bonds	4%
Thrivent Income Portfolio	4%
Thrivent Core Bond Portfolio	0%
Short-Term/Intermediate Bonds	0%
Thrivent Limited Maturity Bond Portfolio	0%

Cash (2%)
Money Market Portfolios	2%
Thrivent Money Market Portfolio	2%

2. The table on page 8 with respect to the Baseline Target Allocation and the Allocation Range for Thrivent Moderately Aggressive Allocation Portfolio is revised to state the following:

Broad Asset Category	Baseline Target Allocation	Allocation Range
Equity Securities (including Real Estate Investments)	78%	55-90%
Debt Securities	20%	10-35%
Cash and Other Short-Term Instruments	2%	0-10%

The Portfolio’s baseline target weightings within sub-classes of the broad asset categories have also changed as follows:

Equity Securities (78%)	Target Weightings
Small Cap	12%
Thrivent Partner Small Cap Value Portfolio	4%
Thrivent Small Cap Stock Portfolio	4%
Thrivent Partner Small Cap Growth Portfolio	4%
Mid Cap	8%
Thrivent Partner Mid Cap Value Portfolio	2%
Thrivent Mid Cap Stock Portfolio	4%
Thrivent Mid Cap Growth Portfolio	2%
Large Cap	39%
Thrivent Large Cap Value Portfolio	18%
Thrivent Large Cap Stock Portfolio	9%
Thrivent Large Cap Growth Portfolio	12%
International	15%
Thrivent Partner International Stock Portfolio	15%
Real Estate	4%
Thrivent Real Estate Securities Portfolio	4%

Debt Securities (20%)
High Yield Bonds	6%
Thrivent High Yield Portfolio	6%
Intermediate/Long-Term Bonds	11%
Thrivent Income Portfolio	11%
Thrivent Core Bond Portfolio	0%
Short-Term/Intermediate Bonds	3%
Thrivent Limited Maturity Bond Portfolio	3%

Cash (2%)
Money Market Portfolios	2%
Thrivent Money Market Portfolio	2%

3. The table on page 12 of the prospectus with respect to the Baseline Target Allocation and Allocation Range for Thrivent Moderate Allocation Portfolio is revised to state the following:

Broad Asset Category	Baseline Target Allocation	Allocation Range
Equity Securities (including Real Estate Investments)	61%	35-75%
Debt Securities	34%	25-50%
Cash and Other Short-Term Instruments	5%	0-15%

The Portfolio’s baseline target weightings within sub-classes of the broad asset categories have also changed as follows:

Equity Securities (61%)	Target Weightings
Small Cap	10%
Thrivent Partner Small Cap Value Portfolio	3%
Thrivent Small Cap Stock Portfolio	4%
Thrivent Partner Small Cap Growth Portfolio	3%
Mid Cap	6%
Thrivent Partner Mid Cap Value Portfolio	0%
Thrivent Mid Cap Stock Portfolio	6%
Thrivent Mid Cap Growth Portfolio	0%
Large Cap	29%
Thrivent Large Cap Value Portfolio	14%
Thrivent Large Cap Stock Portfolio	7%
Thrivent Large Cap Growth Portfolio	8%
International	11%
Thrivent Partner International Stock Portfolio	11%
Real Estate	5%
Thrivent Real Estate Securities Portfolio	5%

Debt Securities (34%)
High Yield Bonds	6%
Thrivent High Yield Portfolio	6%
Intermediate/Long-Term Bonds	19%
Thrivent Income Portfolio	19%
Thrivent Core Bond Portfolio	0%
Short-Term/Intermediate Bonds	9%
Thrivent Limited Maturity Bond Portfolio	9%

Cash (5%)
Money Market Portfolios	5%
Thrivent Money Market Portfolio	5%

4. The table on page 16 of the prospectus with respect to the Baseline Target Allocation and Allocation Range for Thrivent Moderately Conservative Allocation Portfolio is revised to state the following:

Broad Asset Category	Baseline Target Allocation	Allocation Range
Debt Securities	50%	35-55%
Equity Securities (including Real Estate Investments)	43%	25-65%
Cash and Other Short-Term Investment	7%	0-20%

The Portfolio’s baseline target weightings within sub-classes of the broad asset categories have also changed as follows:

Debt Securities (50%)	Target Weightings
High Yield Bonds	5%
Thrivent High Yield Portfolio	5%
Intermediate/Long-Term Bonds	15%
Thrivent Income Portfolio	15%
Thrivent Core Bond Portfolio	0%
Short-Term/Intermediate Bonds	30%
Thrivent Limited Maturity Bond Portfolio	30%

Equity Securities (43%)
Small Cap	8%
Thrivent Partner Small Cap Value Portfolio	2%
Thrivent Small Cap Stock Portfolio	4%
Thrivent Partner Small Cap Growth Portfolio	2%
Mid Cap	3%
Thrivent Partner Mid Cap Value Portfolio	0%
Thrivent Mid Cap Stock Portfolio	3%
Thrivent Mid Cap Growth Portfolio	0%
Large Cap	20%
Thrivent Large Cap Value Portfolio	10%
Thrivent Large Cap Stock Portfolio	5%
Thrivent Large Cap Growth Portfolio	5%
International	7%
Thrivent Partner International Stock Portfolio	7%
Real Estate	5%
Thrivent Real Estate Securities Portfolio	5%

Cash (7%)
Money Market Portfolios	7%
Thrivent Money Market Portfolio	7%

The date of this Supplement is February 28, 2006.

Please include this Supplement with your Prospectus.